Dividends Declared	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends Per Share [abstract]
Dividends declared	Dividends declared

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

2024 final dividend of 700 SA cents per share (2023: 420 SA cents and 2022: 445 SA cents) declared on 20 February 2025.	346.1	198.5	214.7
2025 interim dividend of 700 SA cents was declared during 2025 (2024: 300 SA cents and 2023: 325 SA cents).	361.0	152.4	153.9
A final dividend in respect of the financial year ended 31 December 2025 of 1,850 SA cents per share was approved by the Board of Directors on 18
February 2026. This dividend payable is not recognised in these financial statements.

A special dividend in respect of the financial year ended 31 December
2025 of 450 SA cents per share was approved by the Board of Directors on 18 February 2026. This dividend payable is not recognised in these financial statements. Refer note 40 for further details.

Dividends are subject to Dividend Withholding Tax.
Total dividends	707.1	350.9	368.6
Dividends per share – cents	79	39	41